ASSET UNDER DEVELOPMENT	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
ASSET UNDER DEVELOPMENT

17.	ASSET UNDER DEVELOPMENT

(in thousands of $)	2015	2014
Purchase price installments	495,518	344,386
Interest costs capitalized	4,187	443
Other costs capitalized	1,317	376
	501,022	345,205

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG. The primary contract was entered into with Keppel Shipyard Limited ("Keppel"). Following our payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to the Keppel shipyard in Singapore to undergo her conversion in September 2014. We expect the conversion will require 31 months to complete, followed by mobilization to a project for full commissioning.

Accordingly, the carrying value of the Hilli of $31.0 million, was reclassified from "Vessels and equipment, net" to "Asset under development". The total estimated conversion and vessel and site commissioning cost for the Hilli, is approximately $1.3 billion. Interest costs capitalized in connection with the Hilli conversion for the year ended December 31, 2015 was $3.7 million (2014: $0.4 million).